Debt - Department of Energy Loan Guarantee (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 22, 2019 USD ($)	Feb. 20, 2014 USD ($) note
Debt
Repayments of long-term debt	$ 358,477,000	$ 397,162,000	$ 468,577,000
Loan Guarantee Agreement
Debt
Term of debt	5 years
Period of cessation of construction activities which would result in prepayment of outstanding principal	12 months
Period of failure to fund operation and maintenance expenses which would result in prepayment of outstanding principal	12 months
Long-term debt | Department of Energy guarantee
Debt
Aggregate borrowings including capitalized interest	$ 4,177,967,442
Long-term debt | FFB
Debt
Number of future advance promissory notes | note					2
Maximum borrowing capacity				$ 1,619,679,706	$ 3,057,069,461
Maximum borrowing capacity designated for capitalized interest				4,633,028,088
Repayments of long-term debt	$ 455,060,646
Long-term debt | FFB | Department of Energy guarantee | Services Agreement
Debt
Guarantee obligations, maximum exposure received				$ 4,676,749,167